Commitments and Contingencies	3 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 11.	COMMITMENTS AND CONTINGENCIES:

Operating Leases

The Company’s principal facility is located in Alpharetta, Georgia. The Company also leases office space in various locations with expiration dates between 2020 and 2027. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs, or defined rent increases. All of the Company’s leases are accounted for as operating leases. Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $90,449 and $70,219 for the three months ended March 31, 2020 and 2019, respectively.

The Company determines if an arrangement contains a lease at inception. Right of use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company’s principal facility is located in Suwanee, Georgia. The Company also leases office space in various locations with expiration dates between 2016 and 2020. In January 2020, the Company entered into a lease agreement for its Dallas office with expiration date 2027. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs, or defined rent increases. Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $90,449 and $70,219 for the three months ended March 31, 2020 and 2019, respectively.

The Company utilized a portfolio approach in determining the discount rate. The portfolio approach takes into consideration the range of the term, the range of the lease payments, the category of the underlying asset and the Company’s estimated incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company also considered its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.

The lease terms include options to extend the leases when it is reasonably certain that the Company will exercise that option. These operating leases contain renewal options for periods ranging from three to five years that expire at various dates with no residual value guarantees. Future obligations relating to the exercise of renewal options is included in the measurement if, based on the judgment of management, the renewal option is reasonably certain to be exercised. Factors in determining whether an option is reasonably certain of exercise include, but are not limited to, the value of leasehold improvements, the value of the renewal rate compared to market rates, and the presence of factors that would cause a significant economic penalty to the Company if the option is not exercised. Management reasonably plans to exercise all options, and as such, all renewal options are included in the measurement of the right-of-use assets and operating lease liabilities.

Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient noted above.

The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company recognizes variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred. Rent expense was $90,449 and $70,219 for the three months ended March 31, 2020 and 2019, respectively.

The components of lease expense were as follows:

Three Months Ended March 31, 2020

Operating leases	90,449
Interest on lease liabilities	3,788
Total net lease cost	94,130

Supplemental balance sheet information related to leases was as follows:

March 31, 2020
Operating leases:
Operating lease ROU assets	$918,903

Current operating lease liabilities, included in current liabilities	$186,389
Noncurrent operating lease liabilities, included in long-term liabilities	739,977
Total operating lease liabilities	$926,366

Supplemental cash flow and other information related to leases was as follows:

Three Months Ended March 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$43,290
ROU assets obtained in exchange for lease liabilities:
Operating leases	$679,713
Weighted average remaining lease term (in years):
Operating leases	5.8
Weighted average discount rate:
Operating leases	7.25%

Total future minimum payments required under the lease obligations as of March 31, 2020 are as follows:

Twelve Months Ending December 31,
2020	$245,952
2021	253,875
2022	114,402
2023	117,830
2024	121,364
Thereafter	286,102
Total lease payments	$1,139,525
Less: amounts representing interest	(213,159)
Total lease obligations	$926,366